Financial Instruments - Summary of Offsetting of Financial Assets and Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross Financial Assets	$ 17	$ 10
Gross Financial Liabilities Netted Against Assets		(8)
Net Financial Assets in the Consolidated Statement of Financial Position	17	2
Net Amount, Financial Assets	17	2
Gross Financial Liabilities	69	87
Gross Financial Assets Netted Against Liabilities		(8)
Net Financial Liabilities in the Consolidated Statement of Financial Position	69	79
Net Amount	69	79
Derivative Financial Liabilities [Member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross Financial Liabilities	68	76
Net Financial Liabilities in the Consolidated Statement of Financial Position	68	76
Net Amount	68	76
Bank Indebtedness [Member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross Financial Liabilities	1	11
Gross Financial Assets Netted Against Liabilities		(8)
Net Financial Liabilities in the Consolidated Statement of Financial Position	1	3
Net Amount	1	3
Cash and cash equivalent [member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross Financial Assets	17	10
Gross Financial Liabilities Netted Against Assets		(8)
Net Financial Assets in the Consolidated Statement of Financial Position	17	2
Net Amount, Financial Assets	$ 17	$ 2